Annual Operating Expenses {- Franklin U.S. Government Securities Fund} - Franklin Custodian Funds-31 - Franklin U.S. Government Securities Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.18%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	0.90%	[1]
Fee waiver and/or expense reimbursement	(0.01%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.89%	[1],[2]
Class A1
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.18%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	0.80%	[1]
Fee waiver and/or expense reimbursement	(0.01%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.79%	[1],[2]
Class C
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	0.65%
Other expenses	0.18%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	1.30%	[1]
Fee waiver and/or expense reimbursement	(0.01%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.29%	[1],[2]
Class R
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.18%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	1.15%	[1]
Fee waiver and/or expense reimbursement	(0.01%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.14%	[1],[2]
Class R6
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	none
Other expenses	0.08%	[3]
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	0.55%	[1]
Fee waiver and/or expense reimbursement	(0.02%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.53%	[1],[2]
Advisor Class
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	0.65%	[1]
Fee waiver and/or expense reimbursement	(0.01%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.64%	[1],[2]

[1]

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

3. The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least one year following the date of this prospectus. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

[3]

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that the transfer agency fees for that class do not exceed 0.03% until January 31, 2022. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.